UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Occidental Petroleum Corp.	2.6
Sprint Capital Corp.	2.4
Pacific Gas & Electric Co.	2.3
Ally Financial, Inc.	2.0
CCO Holdings LLC/CCO Holdings Capital Corp.	1.8
11.1

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Energy	17.4
Telecommunications	8.3
Utilities	8.2
Healthcare	7.7
Cable/Satellite TV	5.9

Quality Diversification (% of fund's net assets)

As of February 28, 2021
BBB	4.2%
BB	31.4%
B	38.7%
CCC,CC,C	16.2%
Not Rated	1.7%
Equities	5.7%
Short-Term Investments and Net Other Assets	2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Nonconvertible Bonds	84.5%
Convertible Bonds, Preferred Stocks	2.0%
Common Stocks	5.4%
Bank Loan Obligations	3.5%
Other Investments	2.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 17.5%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 86.2%
	Principal Amount	Value
Convertible Bonds - 1.7%
Broadcasting - 1.5%
DISH Network Corp.:
2.375% 3/15/24	$22,805,000	$21,558,889
3.375% 8/15/26	15,543,000	14,615,500
		36,174,389
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24 (a)	1,500,000	232,500
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)	1,453,573	1,453,573
15% 7/15/23 (b)(c)	2,509,674	2,509,674
		4,195,747

TOTAL CONVERTIBLE BONDS		40,370,136

Nonconvertible Bonds - 84.5%
Aerospace - 2.3%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,480,000	2,619,500
BBA U.S. Holdings, Inc. 4% 3/1/28 (d)	2,020,000	2,045,250
Bombardier, Inc.:
7.5% 12/1/24 (d)	4,520,000	4,240,325
7.875% 4/15/27 (d)	9,105,000	8,173,559
Moog, Inc. 4.25% 12/15/27 (d)	735,000	755,213
TransDigm UK Holdings PLC 6.875% 5/15/26	5,540,000	5,823,925
TransDigm, Inc.:
5.5% 11/15/27	16,420,000	16,789,450
6.25% 3/15/26 (d)	1,540,000	1,622,991
6.375% 6/15/26	5,130,000	5,284,823
7.5% 3/15/27	5,250,000	5,595,870
Wolverine Escrow LLC 8.5% 11/15/24 (d)	1,627,000	1,590,393
		54,541,299
Air Transportation - 0.2%
Continental Airlines, Inc. pass-thru trust certificates 9.798% 10/1/22	15,717	15,717
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (d)	2,190,000	2,297,179
Western Global Airlines LLC 10.375% 8/15/25 (d)	2,660,000	2,972,550
		5,285,446
Automotive & Auto Parts - 1.8%
Dana, Inc. 5.625% 6/15/28	2,450,000	2,600,063
Ford Motor Co.:
9% 4/22/25	4,865,000	5,905,915
9.625% 4/22/30	1,730,000	2,447,431
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,980,000
3.087% 1/9/23	4,980,000	5,053,206
3.336% 3/18/21	2,385,000	2,386,431
3.375% 11/13/25	1,645,000	1,671,912
4% 11/13/30	1,645,000	1,682,013
5.125% 6/16/25	7,810,000	8,434,800
5.596% 1/7/22	6,085,000	6,267,550
General Motors Financial Co., Inc.:
4.25% 5/15/23	615,000	659,839
5.2% 3/20/23	24,000	26,170
Real Hero Merger Sub 2 6.25% 2/1/29 (d)	685,000	705,550
Winnebago Industries, Inc. 6.25% 7/15/28 (d)	2,075,000	2,241,000
		42,061,880
Banks & Thrifts - 2.0%
Ally Financial, Inc.:
4.25% 4/15/21	1,170,000	1,175,195
5.8% 5/1/25	20,000	23,460
8% 11/1/31	11,003,000	15,607,479
8% 11/1/31	21,808,000	31,228,039
		48,034,173
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/28 (d)	1,370,000	1,390,550
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)	2,515,000	1,778,608
E.W. Scripps Co. 5.125% 5/15/25 (d)	1,875,000	1,903,125
Entercom Media Corp.:
6.5% 5/1/27 (d)	1,270,000	1,297,381
7.25% 11/1/24 (d)	1,015,000	1,026,571
iHeartCommunications, Inc.:
6.375% 5/1/26	46,387	49,082
8.375% 5/1/27	84,077	89,154
9% 5/15/22 (a)(c)	780,000	0
Netflix, Inc.:
4.875% 4/15/28	1,735,000	1,972,764
4.875% 6/15/30 (d)	1,600,000	1,840,000
5.875% 11/15/28	2,195,000	2,627,415
Nexstar Broadcasting, Inc. 5.625% 7/15/27 (d)	2,755,000	2,909,969
Scripps Escrow II, Inc.:
3.875% 1/15/29 (d)	2,170,000	2,131,211
5.375% 1/15/31 (d)	1,130,000	1,145,538
Scripps Escrow, Inc. 5.875% 7/15/27 (d)	2,215,000	2,308,030
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)	3,430,000	3,464,300
5% 8/1/27 (d)	5,295,000	5,513,525
Tegna, Inc. 5% 9/15/29	2,100,000	2,188,326
Univision Communications, Inc. 6.625% 6/1/27 (d)	5,150,000	5,368,875
		39,004,424
Building Materials - 0.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	505,000	530,250
BCPE Ulysses Intermediate, Inc. 8.5% 4/1/27 pay-in-kind (d)(e)	2,640,000	2,686,200
The Hillman Group, Inc. 6.375% 7/15/22 (d)	510,000	511,607
U.S. Concrete, Inc. 6.375% 6/1/24	142,000	145,231
		3,873,288
Cable/Satellite TV - 5.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (d)	3,095,000	3,204,873
4.75% 3/1/30 (d)	5,200,000	5,427,240
5% 2/1/28 (d)	25,535,000	26,747,913
5.125% 5/1/27 (d)	8,920,000	9,344,592
CSC Holdings LLC:
3.375% 2/15/31 (d)	3,305,000	3,172,800
4.125% 12/1/30 (d)	2,590,000	2,600,360
4.625% 12/1/30 (d)	5,895,000	5,878,671
5.375% 2/1/28 (d)	8,195,000	8,663,754
5.75% 1/15/30 (d)	3,690,000	3,937,968
5.875% 9/15/22	805,000	846,848
6.5% 2/1/29 (d)	5,110,000	5,634,286
7.5% 4/1/28 (d)	4,545,000	5,006,136
DISH DBS Corp.:
5.875% 11/15/24	2,370,000	2,482,765
6.75% 6/1/21	1,122,000	1,134,623
7.75% 7/1/26	2,315,000	2,547,658
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)	5,250,000	5,637,188
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	6,820,000	6,905,250
6.5% 9/15/28 (d)	5,050,000	5,302,500
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	8,600,000	9,094,500
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)	1,155,000	1,204,226
6% 1/15/27 (d)	4,760,000	4,962,300
Ziggo BV:
4.875% 1/15/30 (d)	1,730,000	1,805,688
5.5% 1/15/27 (d)	6,846,000	7,113,062
		128,655,201
Chemicals - 3.6%
Avient Corp. 5.75% 5/15/25 (d)	1,970,000	2,088,594
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)	2,445,000	2,555,025
Bausch Health Companies, Inc. 6.25% 2/15/29 (d)	1,815,000	1,934,246
CF Industries Holdings, Inc.:
5.15% 3/15/34	4,430,000	5,354,851
5.375% 3/15/44	12,705,000	15,865,369
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (d)(e)(f)	8,045,000	7,966,396
6.5% 5/15/26 (d)	10,215,000	10,317,150
6.875% 6/15/25 (d)	5,995,000	6,099,913
GrafTech Finance, Inc. 4.625% 12/15/28 (d)	2,290,000	2,336,258
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	535,000	550,890
7% 12/31/27 (d)	680,000	673,030
Nouryon Holding BV 8% 10/1/26 (d)	945,000	1,005,575
The Chemours Co. LLC:
5.375% 5/15/27	10,220,000	10,756,550
5.75% 11/15/28 (d)	6,595,000	6,759,875
7% 5/15/25	4,629,000	4,771,944
Valvoline, Inc. 4.25% 2/15/30 (d)	1,600,000	1,648,000
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)	3,255,000	3,374,784
		84,058,450
Consumer Products - 0.4%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,739,295
PetSmart, Inc. / PetSmart Finance Corp. 7.75% 2/15/29 (d)	2,905,000	3,115,613
Prestige Brands, Inc. 6.375% 3/1/24 (d)	370,000	375,898
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)(g)	1,460,000	1,443,195
TripAdvisor, Inc. 7% 7/15/25 (d)	1,670,000	1,797,338
		8,471,339
Containers - 1.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(e)	2,525,000	2,670,188
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 4/30/25 (d)	7,500,000	7,912,500
5.25% 8/15/27 (d)	7,225,000	7,484,735
Berry Global, Inc.:
4.5% 2/15/26 (d)	3,580,000	3,656,075
4.875% 7/15/26 (d)	1,355,000	1,447,018
CANPACK SA and Eastern PA Land Investment Holding LLC 3.125% 11/1/25 (d)	1,685,000	1,706,063
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)	2,080,000	2,107,061
7.875% 7/15/26 (d)	275,000	285,313
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	1,430,000	1,545,887
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)	985,000	1,026,863
OI European Group BV 4% 3/15/23 (d)	1,595,000	1,630,888
Plastipak Holdings, Inc. 6.25% 10/15/25 (d)	730,000	750,075
Trivium Packaging Finance BV 5.5% 8/15/26 (d)	1,510,000	1,579,762
		33,802,428
Diversified Financial Services - 2.2%
Altice France Holding SA 10.5% 5/15/27 (d)	4,240,000	4,767,032
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.625% 8/15/27 (d)	3,500,000	1,802,500
FLY Leasing Ltd. 5.25% 10/15/24	5,240,000	5,044,155
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	3,325,000	3,495,406
5.25% 5/15/27	3,325,000	3,491,250
6.25% 5/15/26	7,675,000	8,066,118
6.375% 12/15/25	1,740,000	1,798,638
MSCI, Inc.:
3.875% 2/15/31 (d)	5,000,000	5,250,000
4% 11/15/29 (d)	5,785,000	6,132,736
4.75% 8/1/26 (d)	1,485,000	1,529,550
5.375% 5/15/27 (d)	1,070,000	1,139,550
Quicken Loans, Inc. 5.25% 1/15/28 (d)	1,710,000	1,804,136
Springleaf Finance Corp.:
7.125% 3/15/26	3,460,000	3,996,300
8.875% 6/1/25	3,325,000	3,652,845
		51,970,216
Diversified Media - 0.8%
Allen Media LLC 10.5% 2/15/28 (d)	4,795,000	5,046,738
Lamar Media Corp. 4.875% 1/15/29	1,980,000	2,083,970
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (d)	1,645,000	1,685,919
5.5% 10/1/21 (d)	42,000	42,105
Nielsen Finance LLC/Nielsen Finance Co.:
5% 4/15/22 (d)	313,000	313,814
5.625% 10/1/28 (d)	2,530,000	2,665,608
5.875% 10/1/30 (d)	2,530,000	2,735,563
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)	3,285,000	3,519,056
		18,092,773
Energy - 13.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 9/15/24	785,000	790,888
5.75% 1/15/28 (d)	2,220,000	2,238,038
Antero Resources Corp. 7.625% 2/1/29 (d)	2,160,000	2,303,100
Apache Corp.:
4.625% 11/15/25	2,475,000	2,564,719
4.875% 11/15/27	5,780,000	6,058,538
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (d)	2,475,000	2,578,641
6.875% 4/1/27 (d)	700,000	738,654
Baytex Energy Corp. 5.625% 6/1/24 (d)	830,000	763,600
California Resources Corp. 7.125% 2/1/26 (d)	3,735,000	3,737,334
Cenovus Energy, Inc. 5.375% 7/15/25	2,475,000	2,802,312
Cheniere Energy Partners LP:
5.25% 10/1/25	6,470,000	6,649,866
5.625% 10/1/26	2,155,000	2,239,261
Cheniere Energy, Inc. 4.625% 10/15/28 (d)	8,250,000	8,577,525
Chesapeake Energy Corp.:
5.5% 2/1/26 (d)	4,375,000	4,561,025
5.875% 2/1/29(d)	2,185,000	2,332,531
Citgo Holding, Inc. 9.25% 8/1/24 (d)	2,625,000	2,585,625
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)	2,610,000	2,649,150
7% 6/15/25 (d)	6,180,000	6,371,827
CNX Midstream Partners LP 6.5% 3/15/26 (d)	1,030,000	1,060,900
CNX Resources Corp. 6% 1/15/29 (d)	1,185,000	1,239,806
Comstock Resources, Inc.:
6.75% 3/1/29 (d)(g)	2,745,000	2,847,938
7.5% 5/15/25 (d)	7,955,000	8,293,088
9.75% 8/15/26	3,965,000	4,311,938
9.75% 8/15/26	7,760,000	8,470,738
Continental Resources, Inc.:
4.5% 4/15/23	80,000	82,123
5.75% 1/15/31 (d)	3,295,000	3,714,157
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,045,000	1,050,800
6% 2/1/29 (d)	7,210,000	7,133,430
CVR Energy, Inc.:
5.25% 2/15/25 (d)	4,990,000	4,925,130
5.75% 2/15/28 (d)	4,990,000	4,944,267
DCP Midstream Operating LP:
5.375% 7/15/25	4,985,000	5,314,209
5.85% 5/21/43 (d)(e)	3,410,000	3,026,375
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)	4,185,000	4,423,545
6.625% 7/15/25 (d)	2,455,000	2,580,401
EnLink Midstream LLC 5.625% 1/15/28 (d)	1,060,000	1,069,275
EQT Corp. 5% 1/15/29	2,500,000	2,737,500
Exterran Energy Solutions LP 8.125% 5/1/25	885,000	805,350
Harvest Midstream I LP 7.5% 9/1/28 (d)	5,565,000	5,909,334
Hess Midstream Partners LP:
5.125% 6/15/28 (d)	2,905,000	2,992,150
5.625% 2/15/26 (d)	6,900,000	7,147,572
Indigo Natural Resources LLC 5.375% 2/1/29 (d)	4,415,000	4,392,925
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (d)	2,685,000	1,798,950
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (d)	2,415,000	2,489,672
MEG Energy Corp.:
5.875% 2/1/29 (d)	4,235,000	4,299,796
7.125% 2/1/27 (d)	4,990,000	5,238,003
Murphy Oil Corp. 5.875% 12/1/27	1,480,000	1,457,800
Nabors Industries, Inc. 5.75% 2/1/25	4,196,000	3,330,575
Neptune Energy Bondco PLC 6.625% 5/15/25 (d)	1,065,000	1,075,650
New Fortress Energy LLC 6.75% 9/15/25 (d)	2,500,000	2,594,250
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	7,325,000	7,552,185
Nine Energy Service, Inc. 8.75% 11/1/23 (d)	600,000	288,000
Noble Holding International Ltd.:
5.25% 3/15/42 (a)(c)	620,000	9,300
6.05% 3/1/41 (a)(c)	835,000	12,525
6.2% 8/1/40 (a)(c)	2,270,000	34,050
7.75% 1/15/24 (a)(c)	1,886,000	28,290
7.95% 4/1/25 (a)(e)	3,080,000	57,688
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	3,455,000	3,406,457
Occidental Petroleum Corp.:
2.9% 8/15/24	1,580,000	1,537,624
3% 2/15/27	1,590,000	1,492,716
4.3% 8/15/39	880,000	781,000
4.4% 4/15/46	1,750,000	1,566,250
4.5% 7/15/44	815,000	727,388
5.5% 12/1/25	1,655,000	1,752,877
5.55% 3/15/26	2,985,000	3,186,488
5.875% 9/1/25	1,665,000	1,806,525
6.125% 1/1/31	6,260,000	6,993,672
6.2% 3/15/40	980,000	1,058,400
6.375% 9/1/28	2,500,000	2,775,000
6.45% 9/15/36	1,717,000	1,957,380
6.6% 3/15/46	2,590,000	2,908,052
6.625% 9/1/30	8,330,000	9,475,375
6.95% 7/1/24	2,770,000	3,053,925
7.5% 5/1/31	10,215,000	12,002,625
8.875% 7/15/30	6,715,000	8,582,643
Pacific Drilling SA 12% 4/1/24 pay-in-kind (a)(d)(e)	163,394	6,536
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	5,755,000	3,654,425
7.25% 6/15/25	2,085,000	1,438,650
9.25% 5/15/25 (d)	6,375,000	6,213,713
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,935,000	3,826,788
Pride International, Inc. 7.875% 8/15/40 (a)	2,554,000	383,100
Rattler Midstream LP 5.625% 7/15/25 (d)	2,305,000	2,402,963
SM Energy Co.:
5% 1/15/24	2,930,000	2,798,150
5.625% 6/1/25	3,115,000	2,967,038
6.625% 1/15/27	1,145,000	1,079,163
6.75% 9/15/26	805,000	763,140
Southwestern Energy Co. 8.375% 9/15/28	2,500,000	2,764,063
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	3,905,000	4,079,846
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)	2,280,000	2,280,000
5.5% 2/15/26	1,885,000	1,939,401
6% 4/15/27	5,495,000	5,720,020
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (d)	2,370,000	2,357,202
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,100,000	3,100,899
4.875% 2/1/31 (d)	2,430,000	2,491,965
5.375% 2/1/27	1,025,000	1,063,438
5.5% 3/1/30	2,470,000	2,641,344
5.875% 4/15/26	3,295,000	3,431,084
6.5% 7/15/27	1,275,000	1,370,829
6.875% 1/15/29	2,255,000	2,500,231
Transocean Sentry Ltd. 5.375% 5/15/23 (d)	2,598,587	2,484,899
Transocean, Inc. 11.5% 1/30/27 (d)	2,403,000	1,982,475
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (a)(c)	1,706,837	85,342
Valaris PLC:
4.5% 10/1/24 (a)	4,290,000	386,100
5.2% 3/15/25 (a)	2,980,000	268,200
5.75% 10/1/44 (a)	1,156,000	92,480
7.75% 2/1/26 (a)	2,135,000	202,825
Viper Energy Partners LP 5.375% 11/1/27 (d)	1,105,000	1,163,013
W&T Offshore, Inc. 9.75% 11/1/23 (d)	2,455,000	2,037,650
		314,323,688
Environmental - 0.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (d)	2,760,000	2,904,900
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)	9,895,000	9,870,263
Stericycle, Inc. 3.875% 1/15/29 (d)	1,645,000	1,656,762
		14,431,925
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)	1,655,000	1,590,041
4.625% 1/15/27 (d)	3,435,000	3,555,946
4.875% 2/15/30 (d)	3,395,000	3,514,572
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	1,605,000	1,627,566
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	960,000	958,800
Performance Food Group, Inc. 5.5% 6/1/24 (d)	1,550,000	1,553,875
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	2,200,000	2,332,000
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)(e)	603,781	585,668
		15,718,468
Food/Beverage/Tobacco - 2.9%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,905,000	1,871,663
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (d)	1,465,000	1,512,613
7.5% 4/15/25 (d)	450,000	465,759
Cott Holdings, Inc. 5.5% 4/1/25 (d)	1,555,000	1,599,877
Del Monte Foods, Inc. 11.875% 5/15/25 (d)	3,785,000	4,277,050
JBS Investments II GmbH 5.75% 1/15/28 (d)	2,330,000	2,449,436
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)	6,150,000	6,749,379
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)	4,395,000	4,922,400
6.5% 4/15/29 (d)	3,640,000	4,095,000
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)	1,918,000	2,133,775
Kraft Heinz Foods Co.:
4.25% 3/1/31	4,280,000	4,805,256
4.375% 6/1/46	645,000	702,710
4.875% 10/1/49	3,225,000	3,763,621
5.5% 6/1/50	855,000	1,099,355
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (d)	320,000	331,600
Performance Food Group, Inc.:
5.5% 10/15/27 (d)	5,775,000	6,064,270
6.875% 5/1/25 (d)	995,000	1,062,163
Post Holdings, Inc.:
4.5% 9/15/31 (d)(g)	1,475,000	1,471,313
4.625% 4/15/30 (d)	3,690,000	3,745,350
5% 8/15/26 (d)	6,160,000	6,427,960
5.75% 3/1/27 (d)	800,000	837,720
Simmons Foods, Inc. 4.625% 3/1/29 (d)(g)	1,455,000	1,473,770
TreeHouse Foods, Inc. 4% 9/1/28	860,000	883,822
U.S. Foods, Inc. 4.75% 2/15/29 (d)	3,100,000	3,143,834
United Natural Foods, Inc. 6.75% 10/15/28 (d)	1,810,000	1,895,975
		67,785,671
Gaming - 3.6%
Affinity Gaming LLC 6.875% 12/15/27 (d)	890,000	943,400
Bally's Corp. 6.75% 6/1/27 (d)	3,365,000	3,602,401
Boyd Gaming Corp.:
4.75% 12/1/27	300,000	304,974
6% 8/15/26	680,000	704,228
6.375% 4/1/26	960,000	991,805
8.625% 6/1/25 (d)	6,000,000	6,600,000
Caesars Entertainment, Inc. 8.125% 7/1/27 (d)	12,765,000	13,910,021
Caesars Resort Collection LLC 5.25% 10/15/25 (d)	9,185,000	9,128,053
Chukchansi Economic Development Authority 9.75% 12/31/49 (a)(d)	2,860,873	1,358,915
Downstream Development Authority 10.5% 2/15/23 (d)	1,075,000	1,096,500
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	935,000	992,568
Golden Nugget, Inc. 6.75% 10/15/24 (d)	7,570,000	7,697,782
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,568,600
4.625% 6/15/25 (d)	5,180,000	5,490,800
MGM Resorts International:
5.5% 4/15/27	1,802,000	1,954,629
6.75% 5/1/25	5,525,000	5,915,231
7.75% 3/15/22	660,000	697,125
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)	1,680,000	1,806,000
Station Casinos LLC:
4.5% 2/15/28 (d)	35,000	34,869
5% 10/1/25 (d)	2,832,000	2,855,237
Studio City Finance Ltd. 6.5% 1/15/28 (d)	5,015,000	5,391,125
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)	3,915,000	3,797,550
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (d)	4,675,000	5,073,310
		84,915,123
Healthcare - 7.7%
Akumin, Inc. 7% 11/1/25 (d)	4,155,000	4,341,975
Avantor Funding, Inc. 4.625% 7/15/28 (d)	3,345,000	3,487,229
Bausch Health Companies, Inc.:
5% 1/30/28 (d)	2,730,000	2,784,600
7.25% 5/30/29 (d)	1,055,000	1,168,813
9% 12/15/25 (d)	1,775,000	1,932,904
Catalent Pharma Solutions 5% 7/15/27 (d)	825,000	868,313
Centene Corp.:
3% 10/15/30	2,505,000	2,544,329
3.375% 2/15/30	2,690,000	2,764,513
4.25% 12/15/27	3,475,000	3,618,344
4.625% 12/15/29	3,825,000	4,127,175
5.375% 6/1/26 (d)	4,775,000	4,989,350
5.375% 8/15/26 (d)	1,775,000	1,868,188
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)	735,000	767,156
5.5% 4/1/26 (d)	1,235,000	1,287,488
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,885,000	2,829,118
5.625% 3/15/27 (d)	2,430,000	2,559,241
6% 1/15/29 (d)	2,415,000	2,559,900
6.875% 4/15/29 (d)	2,815,000	2,889,457
8% 3/15/26 (d)	12,925,000	13,800,023
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,000,000	4,124,080
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	2,495,000	2,377,598
4.625% 6/1/30 (d)	6,965,000	7,086,888
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,823,100
HCA Holdings, Inc.:
5.375% 2/1/25	6,835,000	7,672,288
5.625% 9/1/28	3,260,000	3,793,923
5.875% 5/1/23	1,150,000	1,254,938
5.875% 2/15/26	5,470,000	6,323,047
5.875% 2/1/29	1,355,000	1,597,342
Hologic, Inc. 3.25% 2/15/29 (d)	2,525,000	2,520,114
IQVIA, Inc.:
5% 10/15/26 (d)	1,750,000	1,810,594
5% 5/15/27 (d)	1,385,000	1,449,056
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	2,430,000	2,545,425
4.375% 6/15/28 (d)	1,835,000	1,908,400
Ortho-Clinical Diagnostics, Inc.:
7.25% 2/1/28 (d)	609,000	665,333
7.375% 6/1/25 (d)	1,296,000	1,388,340
Radiology Partners, Inc. 9.25% 2/1/28 (d)	6,340,000	6,863,050
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	2,295,000	2,375,325
Sabra Health Care LP 3.9% 10/15/29	2,643,000	2,753,595
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (d)	250,000	255,000
10% 4/15/27 (d)	4,955,000	5,512,537
Tenet Healthcare Corp.:
4.625% 6/15/28 (d)	3,430,000	3,568,297
5.125% 5/1/25	12,665,000	12,728,325
6.125% 10/1/28 (d)	10,860,000	11,432,322
6.75% 6/15/23	10,590,000	11,432,752
6.875% 11/15/31	330,000	360,525
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)	2,795,000	3,060,525
Valeant Pharmaceuticals International, Inc.:
8.5% 1/31/27 (d)	2,425,000	2,682,656
9.25% 4/1/26 (d)	5,560,000	6,162,982
Vizient, Inc. 6.25% 5/15/27 (d)	680,000	717,400
		182,433,873
Homebuilders/Real Estate - 1.7%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (d)	40,000	42,834
9.875% 4/1/27 (d)	2,127,000	2,392,875
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	2,258,438
5% 3/1/31	2,190,000	2,261,175
M/I Homes, Inc. 5.625% 8/1/25	480,000	498,600
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	6,120,000	6,519,024
New Home Co. LLC 7.25% 10/15/25 (d)	1,685,000	1,726,788
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)	1,225,000	1,234,188
7.625% 6/15/25 (d)	1,225,000	1,334,221
Service Properties Trust 7.5% 9/15/25	4,355,000	4,952,316
Starwood Property Trust, Inc.:
4.75% 3/15/25	2,420,000	2,473,664
5% 12/15/21	865,000	877,975
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (d)	2,945,000	3,283,675
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	884,438
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)	3,300,000	3,324,750
VICI Properties, Inc.:
3.75% 2/15/27 (d)	1,965,000	1,994,475
4.125% 8/15/30 (d)	2,575,000	2,678,000
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)	1,185,000	1,238,325
		39,975,761
Hotels - 0.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	1,470,000	1,447,715
3.75% 5/1/29 (d)	1,650,000	1,678,545
4% 5/1/31 (d)	1,650,000	1,672,688
5.375% 5/1/25 (d)	3,525,000	3,707,419
		8,506,367
Insurance - 1.4%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)	9,401,000	9,636,025
10.125% 8/1/26 (d)	2,450,000	2,822,082
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)	9,895,000	10,272,296
AmWINS Group, Inc. 7.75% 7/1/26 (d)	4,490,000	4,787,463
AssuredPartners, Inc. 5.625% 1/15/29 (d)	1,445,000	1,452,225
HUB International Ltd. 7% 5/1/26 (d)	1,395,000	1,453,646
USI, Inc. 6.875% 5/1/25 (d)	3,250,000	3,310,938
		33,734,675
Leisure - 1.4%
Carnival Corp.:
5.75% 3/1/27 (d)	5,135,000	5,212,025
9.875% 8/1/27 (d)	4,130,000	4,749,830
10.5% 2/1/26 (d)	2,400,000	2,790,000
NCL Corp. Ltd.:
10.25% 2/1/26 (d)	5,185,000	6,027,563
12.25% 5/15/24 (d)	3,855,000	4,582,631
POWDR Corp. 6% 8/1/25 (d)	1,615,000	1,687,675
Royal Caribbean Cruises Ltd. 11.5% 6/1/25 (d)	2,010,000	2,354,213
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)	2,115,000	2,289,572
Vail Resorts, Inc. 6.25% 5/15/25 (d)	1,435,000	1,532,437
Viking Cruises Ltd. 13% 5/15/25 (d)	2,135,000	2,513,450
		33,739,396
Metals/Mining - 1.9%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(c)	1,099,000	0
Arconic Rolled Products Corp. 6% 5/15/25 (d)	1,520,000	1,615,000
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)	1,465,000	1,433,869
4.875% 3/1/31 (d)	1,465,000	1,429,291
Constellium NV 5.875% 2/15/26 (d)	1,240,000	1,274,720
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)	5,275,000	5,486,000
6.875% 10/15/27 (d)	8,465,000	9,173,944
7.5% 4/1/25 (d)	6,770,000	7,006,950
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (d)	1,765,000	1,811,331
5.125% 3/15/23 (d)	1,530,000	1,610,325
5.125% 5/15/24 (d)	770,000	832,563
Freeport-McMoRan, Inc.:
4.625% 8/1/30	2,510,000	2,773,550
5.4% 11/14/34	1,070,000	1,325,463
Howmet Aerospace, Inc. 5.95% 2/1/37	1,505,000	1,809,687
HudBay Minerals, Inc. 6.125% 4/1/29 (d)	4,755,000	5,124,511
Joseph T. Ryerson & Son, Inc. 8.5% 8/1/28 (d)	2,115,000	2,315,925
		45,023,129
Paper - 0.3%
Berry Global, Inc. 5.625% 7/15/27 (d)	1,110,000	1,180,763
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	3,315,000	3,468,319
Mercer International, Inc. 5.125% 2/1/29 (d)	2,220,000	2,250,947
		6,900,029
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (d)	1,170,000	1,231,425
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (d)	7,635,000	7,425,038
Golden Nugget, Inc. 8.75% 10/1/25 (d)	1,230,000	1,305,953
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (d)	1,325,000	1,386,281
Yum! Brands, Inc. 7.75% 4/1/25 (d)	785,000	861,381
		10,978,653
Services - 4.3%
ADT Corp. 4.875% 7/15/32 (d)	1,075,000	1,138,156
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)(g)	2,940,000	2,926,182
APX Group, Inc. 7.625% 9/1/23	3,335,000	3,467,400
Aramark Services, Inc. 6.375% 5/1/25 (d)	3,410,000	3,601,813
Ascend Learning LLC:
6.875% 8/1/25 (d)	1,055,000	1,084,013
6.875% 8/1/25 (d)	110,000	113,025
ASGN, Inc. 4.625% 5/15/28 (d)	5,875,000	6,124,688
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (d)(g)	1,470,000	1,503,222
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,405,000	2,463,333
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	14,220,000	14,220,000
CoreCivic, Inc.:
4.625% 5/1/23	255,000	246,713
5% 10/15/22	1,832,000	1,842,021
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)	4,135,000	4,403,775
Expedia, Inc. 7% 5/1/25 (d)	3,100,000	3,427,220
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	9,979,000	10,309,554
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)	4,110,000	3,955,875
Hertz Corp.:
5.5% 10/15/24 (a)(d)	3,155,000	2,370,194
6% 1/15/28 (a)(d)	3,900,000	2,934,750
6.25% 10/15/22 (a)	2,880,000	2,174,400
7.125% 8/1/26 (a)(d)	3,980,000	3,009,875
IAA Spinco, Inc. 5.5% 6/15/27 (d)	1,115,000	1,164,088
IHS Markit Ltd.:
4% 3/1/26 (d)	400,000	445,280
4.75% 2/15/25 (d)	955,000	1,074,757
5% 11/1/22 (d)	200,000	212,246
KAR Auction Services, Inc. 5.125% 6/1/25 (d)	810,000	822,150
Laureate Education, Inc. 8.25% 5/1/25 (d)	6,120,000	6,410,700
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)	830,000	852,825
Sabre GLBL, Inc. 7.375% 9/1/25 (d)	2,500,000	2,706,775
Service Corp. International 5.125% 6/1/29	1,845,000	1,993,762
Sotheby's 7.375% 10/15/27 (d)	3,160,000	3,412,800
Tempo Acquisition LLC 6.75% 6/1/25 (d)	3,310,000	3,396,888
The GEO Group, Inc.:
5.125% 4/1/23	1,665,000	1,523,475
5.875% 10/15/24	685,000	534,300
6% 4/15/26	6,055,000	4,420,150
Uber Technologies, Inc. 6.25% 1/15/28 (d)	2,145,000	2,293,005
		102,579,410
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	1,125,000
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)	3,825,000	4,111,875
		5,236,875
Super Retail - 1.2%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	701,430
4.75% 3/1/30	680,000	712,300
Carvana Co. 5.875% 10/1/28 (d)	2,505,000	2,636,513
EG Global Finance PLC:
6.75% 2/7/25 (d)	12,050,000	12,379,568
8.5% 10/30/25 (d)	2,520,000	2,668,806
L Brands, Inc. 6.625% 10/1/30 (d)	5,045,000	5,650,400
Party City Holdings, Inc. 8.75% 2/15/26 (d)	1,085,000	1,106,700
Rent-A-Center, Inc. 6.375% 2/15/29 (d)	695,000	722,876
Sonic Automotive, Inc. 6.125% 3/15/27	1,680,000	1,738,800
		28,317,393
Technology - 3.4%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)	1,580,000	1,593,154
6.125% 12/1/28 (d)	555,000	573,723
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)	8,720,000	9,292,206
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,675,000	2,659,218
Camelot Finance SA 4.5% 11/1/26 (d)	2,285,000	2,370,688
CDK Global, Inc.:
4.875% 6/1/27	460,000	481,275
5.25% 5/15/29 (d)	1,305,000	1,404,663
CDW LLC/CDW Finance Corp. 4.25% 4/1/28	2,960,000	3,071,592
Endurance Acquisition Merger Sub 6% 2/15/29 (d)	1,460,000	1,416,200
Entegris, Inc. 4.625% 2/10/26 (d)	1,735,000	1,791,613
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)	2,235,000	2,346,750
Itron, Inc. 5% 1/15/26 (d)	745,000	761,763
Match Group Holdings II LLC:
4.125% 8/1/30 (d)	2,335,000	2,413,806
5% 12/15/27 (d)	1,235,000	1,294,132
5.625% 2/15/29 (d)	2,035,000	2,213,063
NCR Corp. 8.125% 4/15/25 (d)	990,000	1,077,754
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)	1,450,000	1,667,500
NortonLifeLock, Inc. 5% 4/15/25 (d)	6,075,000	6,150,938
Nuance Communications, Inc. 5.625% 12/15/26	1,035,000	1,084,163
ON Semiconductor Corp. 3.875% 9/1/28 (d)	3,110,000	3,249,950
Open Text Corp. 5.875% 6/1/26 (d)	4,510,000	4,659,394
Open Text Holdings, Inc. 4.125% 2/15/30 (d)	3,095,000	3,218,800
Qorvo, Inc. 4.375% 10/15/29	5,505,000	5,926,463
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)	1,430,000	1,475,224
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (d)	5,785,000	5,987,475
TTM Technologies, Inc.:
4% 3/1/29 (d)(g)	2,215,000	2,239,919
5.625% 10/1/25 (d)	3,340,000	3,416,519
Uber Technologies, Inc. 7.5% 5/15/25 (d)	5,010,000	5,385,800
Unisys Corp. 6.875% 11/1/27 (d)	1,425,000	1,567,500
VeriSign, Inc. 4.625% 5/1/23	695,000	699,344
		81,490,589
Telecommunications - 8.1%
Altice Financing SA:
5% 1/15/28 (d)	2,375,000	2,375,261
7.5% 5/15/26 (d)	4,470,000	4,666,054
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)	9,965,000	10,675,006
7.5% 10/15/26 (d)	6,105,000	6,454,878
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	1,280,000	1,270,400
5.625% 9/15/28 (d)	1,010,000	1,026,413
Cogent Communications Group, Inc. 5.375% 3/1/22 (d)	785,000	802,922
Equinix, Inc. 5.375% 5/15/27	1,410,000	1,523,643
Frontier Communications Corp.:
5% 5/1/28 (d)	2,480,000	2,553,656
5.875% 10/15/27 (d)	2,440,000	2,610,800
6.75% 5/1/29 (d)	2,795,000	2,926,924
7.05% 10/1/46 (a)	2,165,000	1,147,450
11% 9/15/25 (a)	6,805,000	3,878,850
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (a)	12,160,000	7,721,600
8.5% 10/15/24 (a)(d)	2,965,000	1,927,250
Level 3 Financing, Inc.:
3.75% 7/15/29 (d)	3,850,000	3,840,375
4.25% 7/1/28 (d)	3,420,000	3,468,256
4.625% 9/15/27 (d)	7,220,000	7,470,534
Lumen Technologies, Inc.:
4% 2/15/27 (d)	4,225,000	4,318,795
5.125% 12/15/26 (d)	5,000,000	5,212,500
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (d)	790,000	794,938
Qwest Corp.:
6.75% 12/1/21	500,000	519,375
7.25% 9/15/25	545,000	649,231
Sable International Finance Ltd. 5.75% 9/7/27 (d)	5,516,000	5,833,170
Sabre GLBL, Inc. 9.25% 4/15/25 (d)	1,820,000	2,158,975
SBA Communications Corp. 3.875% 2/15/27	9,320,000	9,660,460
SFR Group SA:
5.125% 1/15/29 (d)	2,270,000	2,282,519
5.5% 1/15/28 (d)	4,825,000	4,922,031
7.375% 5/1/26 (d)	5,745,000	5,993,184
8.125% 2/1/27 (d)	7,810,000	8,512,978
Sprint Capital Corp.:
6.875% 11/15/28	5,880,000	7,438,200
8.75% 3/15/32	33,750,000	50,219,950
Sprint Corp. 7.625% 3/1/26	1,220,000	1,498,014
Telecom Italia Capital SA:
6% 9/30/34	510,000	589,070
6.375% 11/15/33	285,000	336,638
Telecom Italia SpA 5.303% 5/30/24 (d)	2,020,000	2,186,993
Telesat Canada/Telesat LLC 6.5% 10/15/27 (d)	1,735,000	1,790,572
ViaSat, Inc. 5.625% 9/15/25 (d)	1,070,000	1,091,400
Windstream Escrow LLC 7.75% 8/15/28 (d)	3,530,000	3,613,838
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	3,835,000	3,819,200
6.125% 3/1/28 (d)	2,115,000	2,180,777
		191,963,080
Transportation Ex Air/Rail - 1.4%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (d)	9,000	9,425
4.375% 5/1/26 (d)	7,000	7,426
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (d)	6,980,000	5,357,150
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (d)	13,390,000	8,937,825
11.25% 8/15/22 (d)	3,540,000	3,194,850
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)	5,110,000	5,704,038
Teekay Corp. 9.25% 11/15/22 (d)	1,990,000	1,985,025
XPO Logistics, Inc. 6.25% 5/1/25 (d)	7,625,000	8,189,631
		33,385,370
Utilities - 7.5%
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)	5,885,000	6,289,594
5% 9/15/26	1,455,000	1,498,650
5.75% 10/15/25	2,375,000	2,483,181
DCP Midstream Operating LP:
5.125% 5/15/29	4,715,000	4,996,580
5.625% 7/15/27	2,205,000	2,386,317
DPL, Inc.:
4.125% 7/1/25 (d)	7,280,000	7,789,600
4.35% 4/15/29	9,480,000	10,543,372
InterGen NV 7% 6/30/23 (d)	30,215,000	29,308,550
NextEra Energy Partners LP:
4.25% 9/15/24 (d)	334,000	354,040
4.5% 9/15/27 (d)	980,000	1,091,426
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,145,000	1,133,424
3.625% 2/15/31 (d)	2,270,000	2,235,950
5.25% 6/15/29 (d)	3,050,000	3,218,879
5.75% 1/15/28	8,905,000	9,461,563
6.625% 1/15/27	2,945,000	3,062,447
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)	5,945,515	6,302,246
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	334,808
3.95% 12/1/47	2,495,000	2,417,545
4.55% 7/1/30	23,225,000	25,907,467
4.95% 7/1/50	23,225,000	25,163,681
Pattern Energy Operations LP 4.5% 8/15/28 (d)	1,950,000	2,028,999
PG&E Corp.:
5% 7/1/28	3,405,000	3,579,506
5.25% 7/1/30	9,430,000	10,087,271
Pike Corp. 5.5% 9/1/28 (d)	2,030,000	2,111,200
TerraForm Global, Inc. 6.125% 3/1/26 (d)	2,450,000	2,516,775
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)	2,000,000	2,040,000
4.75% 1/15/30 (d)	3,545,000	3,732,601
5% 1/31/28 (d)	1,610,000	1,779,050
The AES Corp.:
3.3% 7/15/25 (d)	34,000	36,454
3.95% 7/15/30 (d)	29,000	31,682
Vistra Operations Co. LLC:
5.5% 9/1/26 (d)	1,440,000	1,494,000
5.625% 2/15/27 (d)	2,000,000	2,090,000
		177,506,858

TOTAL NONCONVERTIBLE BONDS		1,998,028,675

TOTAL CORPORATE BONDS
(Cost $1,955,047,551)		2,038,398,811
	Shares	Value

Common Stocks - 5.4%
Automotive & Auto Parts - 0.0%
Motors Liquidation Co. GUC Trust (h)	28,306	6,510
UC Holdings, Inc. (c)(h)	32,168	315,568

TOTAL AUTOMOTIVE & AUTO PARTS		322,078

Broadcasting - 0.0%
DISH Network Corp. Class A (h)	16,438	517,961
iHeartMedia, Inc. (h)	8,204	115,430

TOTAL BROADCASTING		633,391

Chemicals - 0.0%
Corteva, Inc.	10,266	463,510
Dow, Inc.	10,266	608,876

TOTAL CHEMICALS		1,072,386

Energy - 3.5%
California Resources Corp. (h)	544,037	14,297,292
California Resources Corp. warrants 10/27/24 (h)	20,004	98,820
Chesapeake Energy Corp. (h)	540,281	23,869,615
Chesapeake Energy Corp. (b)	2,990	118,888
Denbury, Inc. (h)	491,641	21,017,653
Denbury, Inc. warrants 9/18/25 (h)	118,677	2,028,190
EP Energy Corp. (c)	218,900	11,529,463
Forbes Energy Services Ltd. (h)	72,087	13,552
Jonah Energy LLC (c)	425,801	6,387,015
Mesquite Energy, Inc. (c)	214,437	3,430,987
Pacific Drilling SA (c)(h)	323,716	3
SESI LLC (c)	15,005	384,137
Tidewater, Inc.:
warrants 11/14/42 (h)	23,695	325,806
warrants 11/14/42 (h)	8,251	113,451
Tribune Resources, Inc. (c)(h)	182,155	140,259
Tribune Resources, Inc. warrants 3/30/23 (c)(h)	51,925	1

TOTAL ENERGY		83,755,132

Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. (b)(c)	1,330,467	5,468,219
Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (c)(h)	687,397	10,503,426
Tops Markets Corp. (c)(h)	2,955	1,038,860

TOTAL FOOD & DRUG RETAIL		11,542,286

Gaming - 0.5%
Boyd Gaming Corp. (h)	81,500	4,784,050
Caesars Entertainment, Inc. (h)	57,808	5,401,580
Studio City International Holdings Ltd. ADR (h)	28,000	418,600

TOTAL GAMING		10,604,230

Publishing/Printing - 0.0%
Tribune Publishing Co.	3,443	58,462
Services - 0.2%
United Rentals, Inc. (h)	17,400	5,174,412
Technology - 0.1%
CDK Global, Inc.	45,206	2,266,629
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (c)(h)	0	16,065
Utilities - 0.4%
NRG Energy, Inc.	60,111	2,194,653
Vistra Corp.	359,562	6,202,445

TOTAL UTILITIES		8,397,098

TOTAL COMMON STOCKS
(Cost $141,752,402)		129,310,388

Convertible Preferred Stocks - 0.3%
Utilities - 0.3%
PG&E Corp.
(Cost $6,993,013)	61,000	6,389,750
	Principal Amount	Value

Bank Loan Obligations - 3.5%
Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 2/1/27 (e)(f)(i)	1,113,750	1,110,342
Broadcasting - 0.1%
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 8/14/26 (e)(f)(i)	1,215,498	1,218,840
Building Materials - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (e)(f)(i)	888,031	907,461
Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(i)	10,676,615	10,672,131
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6176% 5/7/25 (e)(f)(i)	531,375	520,748
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.111% 10/1/25 (e)(f)(i)	842,296	839,440

TOTAL CHEMICALS		1,360,188

Diversified Financial Services - 0.1%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (c)(e)(i)	2,448,985	2,448,985
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3623% 3/1/25 (e)(f)(i)	260,546	259,894
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(e)(f)(i)	368,963	368,963

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,077,842

Energy - 0.4%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 11/3/25 (e)(f)(i)	1,172,117	1,105,459
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (e)(f)(i)	1,249,675	1,191,653
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (e)(f)(i)	301,188	287,709
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (e)(f)(i)	8,392,825	6,339,185
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (a)(c)(f)(i)	3,964,252	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (a)(c)(e)(f)(i)	1,710,000	0

TOTAL ENERGY		8,924,006

Food & Drug Retail - 0.1%
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (e)(f)(i)	1,707,067	1,626,835
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 11/19/23 (c)(e)(f)(i)	950,855	969,872

TOTAL FOOD & DRUG RETAIL		2,596,707

Gaming - 0.4%
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (e)(f)(i)	7,900,300	8,433,570
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3403% 9/15/23 (e)(f)(i)	624,597	623,492
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (e)(f)(i)	1,244,850	1,230,845

TOTAL GAMING		10,287,907

Healthcare - 0.0%
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (e)(f)(i)	435,417	438,138
Hotels - 0.1%
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (e)(f)(i)	1,383,908	1,077,718
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (e)(f)(i)	1,382,894	1,378,745

TOTAL HOTELS		2,456,463

Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/10/25 (e)(f)(i)	62,731	62,256
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/9/25 (e)(f)(i)	2,029,100	2,014,734
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2539% 5/16/24 (e)(f)(i)	445,050	441,472

TOTAL INSURANCE		2,518,462

Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 7/31/24 (e)(f)(i)	43,650	43,323
Services - 0.7%
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (e)(f)(i)	8,250,000	8,295,128
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(i)	3,525,129	3,486,951
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 11/30/25 (e)(f)(i)	3,079,757	3,082,837
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (e)(f)(i)	2,230,000	2,125,926

TOTAL SERVICES		16,990,842

Super Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 2/26/28 (f)(i)(j)	6,180,000	6,185,995
Technology - 0.4%
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5902% 4/30/25 (e)(f)(i)	1,603,100	1,595,085
Endure Digital, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 1/29/28 (f)(i)(j)	2,575,969	2,556,649
3 month U.S. LIBOR + 3.500% 1/29/28 (f)(i)(j)	619,031	614,389
Epicor Software Corp. 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 7/31/28 (e)(f)(i)	1,945,000	2,025,231
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 5/4/26 (e)(f)(i)	706,063	708,710
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (e)(f)(i)	560,000	577,500
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 2/28/25 (e)(f)(i)	147,388	147,357
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.1145% 2/28/27 (e)(f)(i)	446,625	446,067

TOTAL TECHNOLOGY		8,670,988

Telecommunications - 0.2%
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (e)(f)(i)	300,000	304,707
Tranche B-5, term loan 8.625% 1/2/24 (i)	300,000	305,625
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (e)(f)(i)	3,265,723	3,313,697
SFR Group SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (e)(f)(i)	1,075,250	1,073,164

TOTAL TELECOMMUNICATIONS		4,997,193

TOTAL BANK LOAN OBLIGATIONS
(Cost $87,088,231)		82,456,828

Preferred Securities - 2.5%
Banks & Thrifts - 2.3%
Bank of America Corp.:
4.3% (e)(k)	5,780,000	5,860,348
6.1% (e)(k)	3,690,000	4,202,555
6.25% (e)(k)	2,310,000	2,600,814
Citigroup, Inc.:
4% (e)(k)	6,215,000	6,332,961
4.2888% (e)(f)(k)	5,000,000	4,982,830
5.95% (e)(k)	14,320,000	14,994,870
JPMorgan Chase & Co. 6% (e)(k)	11,680,000	12,420,765
Wells Fargo & Co. 5.9% (e)(k)	1,955,000	2,101,271

TOTAL BANKS & THRIFTS		53,496,414

Energy - 0.0%
MPLX LP 6.875% (e)(k)	1,270,000	1,268,373
Summit Midstream Partners LP 9.5% (e)(k)	204,000	95,642

TOTAL ENERGY		1,364,015

Insurance - 0.2%
Alliant Holdings Intermediate LLC 9.75% (c)(k)	4,000,000	4,005,000
TOTAL PREFERRED SECURITIES
(Cost $57,898,814)		58,865,429
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (c)(h)
(Cost $11,217)	11,217	11,217

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.07% (l)
(Cost $27,815,417)	27,809,855	27,815,417
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $2,276,606,645)		2,343,247,840
NET OTHER ASSETS (LIABILITIES) - 0.9%		22,294,855
NET ASSETS - 100%		$2,365,542,695

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Non-income producing - Security is in default.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,550,355 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,291,149,277 or 54.6% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$28,315
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$3,963,247
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$6,590,801

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,880
Total	$21,880

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,176,137	$691,853	$--	$5,484,284
Consumer Discretionary	10,919,798	10,604,230	--	315,568
Consumer Staples	11,542,286	--	--	11,542,286
Energy	83,755,132	61,764,379	118,888	21,871,865
Financials	6,510	6,510	--	--
Industrials	5,174,412	5,174,412	--	--
Information Technology	2,266,629	2,266,629	--	--
Materials	1,072,386	1,072,386	--	--
Utilities	14,786,848	8,397,098	6,389,750	--
Corporate Bonds	2,038,398,811	--	2,033,680,389	4,718,422
Bank Loan Obligations	82,456,828	--	78,669,008	3,787,820
Preferred Securities	58,865,429	--	54,860,429	4,005,000
Other	11,217	--	--	11,217
Money Market Funds	27,815,417	27,815,417	--	--
Total Investments in Securities:	$2,343,247,840	$117,792,914	$2,173,718,464	$51,736,462

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$27,153,043
Net Realized Gain (Loss) on Investment Securities	1,285,214
Net Unrealized Gain (Loss) on Investment Securities	4,847,369
Cost of Purchases	22,046,050
Proceeds of Sales	(7,885,916)
Amortization/Accretion	(276)
Transfers into Level 3	4,578,492
Transfers out of Level 3	(287,514)
Ending Balance	$51,736,462
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2021	$4,847,369

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.5%
Canada	3.2%
Luxembourg	2.8%
Netherlands	2.6%
Multi-National	2.4%
France	1.1%
United Kingdom	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,248,791,228)	$2,315,432,423
Fidelity Central Funds (cost $27,815,417)	27,815,417
Total Investment in Securities (cost $2,276,606,645)		$2,343,247,840
Cash		2,293
Receivable for investments sold		14,467,973
Receivable for fund shares sold		110,556
Dividends receivable		8,521
Interest receivable		31,603,542
Distributions receivable from Fidelity Central Funds		1,293
Other affiliated receivables		13,821
Total assets		2,389,455,839
Liabilities
Payable for investments purchased
Regular delivery	$9,791,745
Delayed delivery	13,760,000
Payable for fund shares redeemed	354,966
Other payables and accrued expenses	6,433
Total liabilities		23,913,144
Net Assets		$2,365,542,695
Net Assets consist of:
Paid in capital		$2,328,458,346
Total accumulated earnings (loss)		37,084,349
Net Assets		$2,365,542,695
Net Asset Value, offering price and redemption price per share ($2,365,542,695 ÷ 21,318,558 shares)		$110.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$2,586,739
Interest		69,666,267
Income from Fidelity Central Funds		21,880
Total income		72,274,886
Expenses
Custodian fees and expenses	$13,079
Independent directors' fees and expenses	6,273
Legal	4,420
Total expenses before reductions	23,772
Expense reductions	(674)
Total expenses after reductions		23,098
Net investment income (loss)		72,251,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,009,407
Fidelity Central Funds	3,237
Total net realized gain (loss)		15,012,644
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	97,200,916
Fidelity Central Funds	(2,194)
Total change in net unrealized appreciation (depreciation)		97,198,722
Net gain (loss)		112,211,366
Net increase (decrease) in net assets resulting from operations		$184,463,154

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,251,788	$151,159,899
Net realized gain (loss)	15,012,644	(31,752,303)
Change in net unrealized appreciation (depreciation)	97,198,722	(28,697,670)
Net increase (decrease) in net assets resulting from operations	184,463,154	90,709,926
Distributions to shareholders	(71,302,354)	(157,025,200)
Affiliated share transactions
Proceeds from sales of shares	398,822,478	621,458,286
Reinvestment of distributions	70,497,953	157,016,852
Cost of shares redeemed	(906,573,501)	(623,295,452)
Net increase (decrease) in net assets resulting from share transactions	(437,253,070)	155,179,686
Total increase (decrease) in net assets	(324,092,270)	88,864,412
Net Assets
Beginning of period	2,689,634,965	2,600,770,553
End of period	$2,365,542,695	$2,689,634,965
Other Information
Shares
Sold	3,655,824	6,359,350
Issued in reinvestment of distributions	655,108	1,480,997
Redeemed	(8,347,541)	(5,837,026)
Net increase (decrease)	(4,036,609)	2,003,321

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$106.08	$111.37	$112.30	$113.78	$110.82	$109.78
Income from Investment Operations
Net investment income (loss)A	3.057	6.432	7.276	7.336	7.352	7.278
Net realized and unrealized gain (loss)	4.829	(5.023)	(.267)	(1.497)	2.982	.631
Total from investment operations	7.886	1.409	7.009	5.839	10.334	7.909
Distributions from net investment income	(3.006)	(6.685)	(7.089)	(7.240)	(7.374)	(6.869)
Distributions from net realized gain	–	(.014)	(.850)	(.079)	–	–
Total distributions	(3.006)	(6.699)	(7.939)	(7.319)	(7.374)	(6.869)
Net asset value, end of period	$110.96	$106.08	$111.37	$112.30	$113.78	$110.82
Total ReturnB,C	7.55%	1.45%	6.59%	5.29%	9.60%	7.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.01%	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.01%	- %G
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.01%	- %G
Net investment income (loss)	5.73%F	6.06%	6.70%	6.49%	6.54%	6.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,365,543	$2,689,635	$2,600,771	$884,331	$885,301	$852,409
Portfolio turnover rateH	41%F	59%I	39%I,J	57%	46%	47%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$39,214,003	Market comparable	Discount rate	0.5% - 15.0% / 0.9%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.5 - 4.5 / 3.5	Increase
		Recovery value	Recovery value	0.0% - 45,228.2% / 45,219.0%	Increase
		Market approach	Transaction price	$0.00 - $351.56 / $60.95	increase
			Discount rate	15.0%	Decrease
			Premium rate	20.0%	Increase
			Parity price	$25.60	Increase
			Book value multiple	4.5	Increase
		Discounted cash flow	Discount rate	0.1%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	1.5%	Increase
Corporate Bonds	$4,718,422	Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$100.00	Increase
		Indicative market bid	Bid price	$1.50 - $97.00 / $75.96	Increase
Preferred Securities	$4,005,000	Market approach	Transaction price	$98.50	Increase
Bank Loan Obligations	$3,787,820	Market comparable	Enterprise Value/EBITDA multiple (EV/EBITDA)	6.5	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$100.00	Increase
		Indicative market bid	Bid price	$102.00	Increase
Other	$11,217	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain conversion ratio adjustments, prior period premium and discount on debt securities, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$168,616,661
Gross unrealized depreciation	(101,087,924)
Net unrealized appreciation (depreciation)	$67,528,737
Tax cost	$2,275,719,103

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,543,491)
Long-term	(25,418,402)
Total capital loss carryforward	$(42,961,893)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	498,261,430	836,495,494

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments valued at $2,794,550 in exchange for 25,160 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $13,821.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $674.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity High Income Central Fund	.0019%
Actual		$1,000.00	$1,075.50	$.01
Hypothetical-C		$1,000.00	$1,024.79	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity High Income Central Fund

At its January 2021 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HICII-SANN-0421
1.861965.112

Fidelity® Specialized High Income Central Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of February 28, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Sprint Capital Corp.	3.8
CCO Holdings LLC/CCO Holdings Capital Corp.	3.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.9
Occidental Petroleum Corp.	2.4
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	2.4
14.8

Top Five Market Sectors as of February 28, 2021

% of fund's net assets
Energy	17.0
Telecommunications	11.8
Utilities	8.3
Chemicals	7.8
Cable/Satellite TV	6.1

Quality Diversification (% of fund's net assets)

As of February 28, 2021
BBB	1.3%
BB	68.7%
B	28.0%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Nonconvertible Bonds	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 14.9%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 98.0%
	Principal Amount	Value
Aerospace - 4.1%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$1,429,000	$1,461,153
BWX Technologies, Inc. 4.125% 6/30/28 (a)	995,000	1,033,556
Howmet Aerospace, Inc. 6.75% 1/15/28	755,000	896,563
Kaiser Aluminum Corp.:
4.625% 3/1/28 (a)	2,085,000	2,176,594
6.5% 5/1/25 (a)	535,000	572,450
Moog, Inc. 4.25% 12/15/27 (a)	2,045,000	2,101,238
Rolls-Royce PLC 5.75% 10/15/27 (a)	1,270,000	1,373,188
TransDigm, Inc. 6.25% 3/15/26 (a)	5,853,000	6,168,418

TOTAL AEROSPACE		15,783,160

Automotive & Auto Parts - 1.1%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	1,270,000	1,214,438
Ford Motor Credit Co. LLC:
4% 11/13/30	1,710,000	1,748,475
5.113% 5/3/29	650,000	711,750
5.125% 6/16/25	660,000	712,800

TOTAL AUTOMOTIVE & AUTO PARTS		4,387,463

Banks & Thrifts - 1.0%
Ally Financial, Inc. 5.75% 11/20/25	2,334,000	2,674,781
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (a)	1,360,000	1,346,400

TOTAL BANKS & THRIFTS		4,021,181

Broadcasting - 3.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (a)	2,435,000	1,722,032
Scripps Escrow II, Inc. 3.875% 1/15/29 (a)	465,000	456,688
Sinclair Television Group, Inc. 4.125% 12/1/30 (a)	1,610,000	1,572,246
Sirius XM Radio, Inc.:
4.125% 7/1/30 (a)	320,000	323,200
5% 8/1/27 (a)	1,160,000	1,207,873
5.5% 7/1/29 (a)	5,845,000	6,325,459
Tegna, Inc.:
4.625% 3/15/28 (a)	1,270,000	1,300,163
5% 9/15/29	240,000	250,094

TOTAL BROADCASTING		13,157,755

Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	480,000	504,000
Building Materials Corp. of America 4.375% 7/15/30 (a)	1,485,000	1,532,416

TOTAL BUILDING MATERIALS		2,036,416

Cable/Satellite TV - 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (a)	5,000,000	5,062,500
4.5% 8/15/30 (a)	780,000	807,690
4.5% 5/1/32 (a)	2,370,000	2,434,464
5% 2/1/28 (a)	4,214,000	4,414,165
CSC Holdings LLC:
3.375% 2/15/31 (a)	4,195,000	4,027,200
4.125% 12/1/30 (a)	1,065,000	1,069,260
5.375% 2/1/28 (a)	700,000	740,040
5.5% 4/15/27 (a)	1,961,000	2,063,364
Virgin Media Secured Finance PLC 4.5% 8/15/30 (a)	2,185,000	2,234,163
Ziggo BV 5.5% 1/15/27 (a)	777,000	807,311

TOTAL CABLE/SATELLITE TV		23,660,157

Chemicals - 7.8%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (a)	1,200,000	1,254,000
CF Industries Holdings, Inc.:
4.95% 6/1/43	9,000	10,599
5.15% 3/15/34	3,438,000	4,155,751
5.375% 3/15/44	531,000	663,086
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (a)(b)(c)	904,000	895,167
6.5% 5/15/26 (a)	1,916,000	1,935,160
6.875% 6/15/25 (a)	235,000	239,113
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,639,207
5.25% 12/15/29	130,000	133,331
5.65% 12/1/44	1,034,000	1,065,020
NOVA Chemicals Corp. 5.25% 6/1/27 (a)	1,960,000	2,043,300
Olin Corp.:
5% 2/1/30	4,444,000	4,653,757
5.125% 9/15/27	2,525,000	2,618,234
5.625% 8/1/29	970,000	1,046,388
The Chemours Co. LLC 5.375% 5/15/27	2,885,000	3,036,463
Valvoline, Inc.:
3.625% 6/15/31 (a)	1,085,000	1,068,725
4.25% 2/15/30 (a)	1,410,000	1,452,300
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (a)	630,000	653,184
5.625% 10/1/24 (a)	1,246,000	1,355,735

TOTAL CHEMICALS		29,918,520

Consumer Products - 1.0%
Newell Brands, Inc.:
5.875% 4/1/36	565,000	703,425
6% 4/1/46	1,735,000	2,240,926
Nordstrom, Inc. 4.375% 4/1/30	1,060,000	1,035,957

TOTAL CONSUMER PRODUCTS		3,980,308

Containers - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (a)	55,000	56,920
Diversified Financial Services - 4.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (a)	2,075,000	2,074,378
5.25% 5/15/27	6,215,000	6,525,750
6.25% 5/15/26	2,549,000	2,678,897
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (a)	1,005,000	969,825
MSCI, Inc. 5.375% 5/15/27 (a)	1,713,000	1,824,345
Springleaf Finance Corp. 7.125% 3/15/26	624,000	720,720
VMED O2 UK Financing I PLC 4.25% 1/31/31 (a)	3,745,000	3,660,738

TOTAL DIVERSIFIED FINANCIAL SERVICES		18,454,653

Diversified Media - 1.0%
Lamar Media Corp. 3.625% 1/15/31 (a)	1,070,000	1,057,299
Nielsen Finance LLC/Nielsen Finance Co. 5.875% 10/1/30 (a)	1,500,000	1,621,875
Twitter, Inc. 3.875% 12/15/27 (a)	1,060,000	1,131,232

TOTAL DIVERSIFIED MEDIA		3,810,406

Energy - 17.0%
Apache Corp.:
4.25% 1/15/30	244,000	246,533
4.75% 4/15/43	670,000	654,932
5.1% 9/1/40	686,000	699,946
5.25% 2/1/42	1,030,000	1,071,200
5.35% 7/1/49	170,000	169,150
Cheniere Energy Partners LP:
4% 3/1/31 (a)(d)	1,355,000	1,365,610
5.625% 10/1/26	4,310,000	4,478,521
Cheniere Energy, Inc. 4.625% 10/15/28 (a)	1,233,000	1,281,950
Continental Resources, Inc. 5.75% 1/15/31 (a)	1,860,000	2,096,611
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	2,198,000	2,178,768
5.75% 4/1/25	5,081,000	5,109,200
6% 2/1/29 (a)	1,910,000	1,889,716
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,580,000	1,559,460
5.75% 2/15/28 (a)	175,000	173,396
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	103,750
6.45% 11/3/36 (a)	435,000	486,330
8.125% 8/16/30	30,000	39,300
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	90,000	91,800
5.75% 1/30/28 (a)	905,000	956,585
6.625% 7/15/25 (a)	225,000	236,493
EnLink Midstream LLC 5.625% 1/15/28 (a)	220,000	221,925
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	230,550
5.45% 6/1/47	605,000	500,638
5.6% 4/1/44	1,018,000	862,755
EQM Midstream Partners LP:
4.75% 1/15/31 (a)	1,140,000	1,098,675
5.5% 7/15/28	905,000	932,150
6.5% 7/15/48	550,000	519,750
EQT Corp. 3.9% 10/1/27	1,654,000	1,715,545
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,130,000	1,163,900
5.625% 2/15/26 (a)	592,000	613,241
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (a)	380,000	396,625
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	365,000	367,723
Occidental Petroleum Corp.:
4.2% 3/15/48	645,000	549,863
4.3% 8/15/39	340,000	301,750
4.4% 4/15/46	995,000	890,525
4.4% 8/15/49	1,140,000	1,003,913
5.55% 3/15/26	1,660,000	1,772,050
6.125% 1/1/31	765,000	854,658
6.2% 3/15/40	330,000	356,400
6.45% 9/15/36	1,745,000	1,989,300
7.5% 5/1/31	330,000	387,750
7.875% 9/15/31	210,000	248,850
8.875% 7/15/30	715,000	913,863
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	2,335,000	2,275,925
Rattler Midstream LP 5.625% 7/15/25 (a)	2,310,000	2,408,175
Rockies Express Pipeline LLC:
4.8% 5/15/30 (a)	1,095,000	1,133,456
4.95% 7/15/29 (a)	570,000	609,188
6.875% 4/15/40 (a)	220,000	243,650
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (a)	1,295,000	1,295,000
5.875% 3/15/28	215,000	227,930
6% 4/15/27	30,000	31,229
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (a)	255,000	250,538
6% 3/1/27 (a)	1,111,000	1,120,788
6% 12/31/30 (a)	1,360,000	1,352,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (a)	1,885,000	1,847,677
4.875% 2/1/31 (a)	2,460,000	2,522,730
5.375% 2/1/27	332,000	344,450
5.5% 3/1/30	280,000	299,424
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,263,000
Western Gas Partners LP:
3.95% 6/1/25	240,000	242,400
4.35% 2/1/25	985,000	1,008,266
4.65% 7/1/26	375,000	388,208
5.3% 2/1/30	2,950,000	3,197,122
5.3% 3/1/48	505,000	530,250
6.5% 2/1/50	180,000	207,128

TOTAL ENERGY		65,580,840

Environmental - 1.1%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	1,275,000	1,341,938
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,795,500
Stericycle, Inc. 3.875% 1/15/29 (a)	925,000	931,614

TOTAL ENVIRONMENTAL		4,069,052

Food & Drug Retail - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (a)	3,055,000	2,935,091
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (a)	165,000	164,794

TOTAL FOOD & DRUG RETAIL		3,099,885

Food/Beverage/Tobacco - 3.2%
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	696,000	763,832
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,859,200
6.5% 4/15/29 (a)	3,994,000	4,493,250
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,165,000	1,273,424
4.25% 3/1/31	1,100,000	1,234,996
4.625% 10/1/39	1,695,000	1,913,184
U.S. Foods, Inc. 6.25% 4/15/25 (a)	925,000	983,969

TOTAL FOOD/BEVERAGE/TOBACCO		12,521,855

Gaming - 2.2%
MCE Finance Ltd.:
5.375% 12/4/29 (a)	535,000	566,180
5.75% 7/21/28 (a)	805,000	861,753
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	892,000	945,520
4.625% 6/15/25 (a)	315,000	333,900
5.75% 2/1/27	664,000	750,320
MGM Resorts International 5.75% 6/15/25	620,000	682,714
VICI Properties, Inc.:
4.25% 12/1/26 (a)	725,000	747,765
4.625% 12/1/29 (a)	1,075,000	1,128,428
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (a)	1,330,000	1,409,800
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,028,000	1,033,962

TOTAL GAMING		8,460,342

Healthcare - 5.8%
Centene Corp.:
2.5% 3/1/31	1,390,000	1,348,328
3.375% 2/15/30	2,000,000	2,055,400
4.25% 12/15/27	1,425,000	1,483,781
5.375% 6/1/26 (a)	2,000,000	2,089,780
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	150,000	156,563
5.5% 4/1/26 (a)	1,510,000	1,574,175
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)	640,000	651,200
Hologic, Inc.:
3.25% 2/15/29 (a)	1,125,000	1,122,823
4.625% 2/1/28 (a)	170,000	179,809
IQVIA, Inc. 5% 5/15/27 (a)	630,000	659,138
Molina Healthcare, Inc. 3.875% 11/15/30 (a)	1,760,000	1,843,600
Teleflex, Inc. 4.25% 6/1/28 (a)	305,000	315,294
Tenet Healthcare Corp.:
4.625% 6/15/28 (a)	5,745,000	5,976,638
4.875% 1/1/26 (a)	690,000	713,246
5.125% 11/1/27 (a)	1,500,000	1,572,315
6.25% 2/1/27 (a)	560,000	591,080

TOTAL HEALTHCARE		22,333,170

Homebuilders/Real Estate - 2.1%
Howard Hughes Corp.:
4.125% 2/1/29 (a)	675,000	670,039
4.375% 2/1/31 (a)	675,000	673,454
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,745,243
Service Properties Trust:
3.95% 1/15/28	85,000	78,625
4.375% 2/15/30	605,000	562,650
4.95% 2/15/27	1,245,000	1,232,986
4.95% 10/1/29	515,000	496,975
5.5% 12/15/27	480,000	517,214

TOTAL HOMEBUILDERS/REAL ESTATE		7,977,186

Hotels - 1.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (a)	1,130,000	1,112,869
4% 5/1/31 (a)	3,185,000	3,228,794
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	443,040
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	592,000	603,840

TOTAL HOTELS		5,388,543

Leisure - 1.1%
Carnival Corp. 10.5% 2/1/26 (a)	2,290,000	2,662,125
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (a)	265,000	290,838
11.5% 6/1/25 (a)	1,135,000	1,329,369

TOTAL LEISURE		4,282,332

Metals/Mining - 0.0%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	21,975
Howmet Aerospace, Inc. 5.95% 2/1/37	55,000	66,135

TOTAL METALS/MINING		88,110

Publishing/Printing - 0.3%
Meredith Corp. 6.5% 7/1/25 (a)	1,275,000	1,357,875
Services - 5.6%
AECOM 5.125% 3/15/27	2,030,000	2,217,775
Aramark Services, Inc.:
4.75% 6/1/26	1,027,000	1,042,405
5% 2/1/28 (a)	3,660,000	3,751,500
6.375% 5/1/25 (a)	1,015,000	1,072,094
ASGN, Inc. 4.625% 5/15/28 (a)	3,400,000	3,544,500
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	1,595,000	1,633,687
Gartner, Inc. 3.75% 10/1/30 (a)	530,000	536,625
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	826,500
Iron Mountain, Inc.:
4.5% 2/15/31 (a)	1,700,000	1,687,590
4.875% 9/15/29 (a)	1,270,000	1,295,400
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (a)	2,545,000	2,481,070
Service Corp. International 5.125% 6/1/29	695,000	751,038
TriNet Group, Inc. 3.5% 3/1/29 (a)	595,000	589,794

TOTAL SERVICES		21,429,978

Super Retail - 1.2%
Hanesbrands, Inc. 4.875% 5/15/26 (a)	1,270,000	1,368,069
Levi Strauss & Co. 3.5% 3/1/31 (a)	525,000	530,906
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,215,306
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	1,350,000	1,442,813

TOTAL SUPER RETAIL		4,557,094

Technology - 5.2%
CDK Global, Inc. 5.25% 5/15/29 (a)	2,398,000	2,581,135
CDW LLC/CDW Finance Corp. 3.25% 2/15/29	1,270,000	1,249,680
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	610,000
Entegris, Inc. 4.625% 2/10/26 (a)	2,164,000	2,234,611
Gartner, Inc. 4.5% 7/1/28 (a)	820,000	861,000
Match Group Holdings II LLC 4.125% 8/1/30 (a)	305,000	315,294
Nuance Communications, Inc. 5.625% 12/15/26	488,000	511,180
ON Semiconductor Corp. 3.875% 9/1/28 (a)	620,000	647,900
Open Text Corp. 3.875% 2/15/28 (a)	2,760,000	2,804,850
Qorvo, Inc. 3.375% 4/1/31 (a)	1,270,000	1,270,000
Sensata Technologies, Inc. 3.75% 2/15/31 (a)	1,335,000	1,340,006
TTM Technologies, Inc.:
4% 3/1/29 (a)(d)	460,000	465,175
5.625% 10/1/25 (a)	5,020,000	5,135,008

TOTAL TECHNOLOGY		20,025,839

Telecommunications - 11.8%
Altice Financing SA 5% 1/15/28 (a)	460,000	460,051
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,912,729
7.5% 10/15/26 (a)	3,805,000	4,023,065
Level 3 Financing, Inc.:
3.625% 1/15/29 (a)	880,000	865,797
4.25% 7/1/28 (a)	3,815,000	3,868,830
4.625% 9/15/27 (a)	1,240,000	1,283,028
Lumen Technologies, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,543,700
6.875% 1/15/28	80,000	90,230
Millicom International Cellular SA:
4.5% 4/27/31 (a)	200,000	214,000
5.125% 1/15/28 (a)	1,350,000	1,431,992
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,605,000	2,754,788
SBA Communications Corp. 3.125% 2/1/29 (a)	1,695,000	1,648,777
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,634,080
Sprint Capital Corp.:
6.875% 11/15/28	9,510,000	12,030,129
8.75% 3/15/32	1,720,000	2,559,360
T-Mobile U.S.A., Inc. 2.875% 2/15/31	1,120,000	1,099,000
Telecom Italia Capital SA:
6% 9/30/34	739,000	853,575
7.2% 7/18/36	3,400,000	4,359,820

TOTAL TELECOMMUNICATIONS		45,632,951

Transportation Ex Air/Rail - 0.1%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	370,000	397,399
Utilities - 8.3%
Clearway Energy Operating LLC 4.75% 3/15/28 (a)	290,000	309,938
DCP Midstream Operating LP:
5.125% 5/15/29	3,305,000	3,502,375
5.625% 7/15/27	1,285,000	1,390,666
InterGen NV 7% 6/30/23 (a)	1,496,000	1,451,120
NextEra Energy Partners LP 4.25% 9/15/24 (a)	146,000	154,760
NRG Energy, Inc.:
3.375% 2/15/29 (a)	1,880,000	1,860,993
3.625% 2/15/31 (a)	1,710,000	1,684,350
5.25% 6/15/29 (a)	1,251,000	1,320,268
5.75% 1/15/28	1,319,000	1,401,438
6.625% 1/15/27	1,115,000	1,159,466
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,493,473	3,703,082
Pattern Energy Operations LP 4.5% 8/15/28 (a)	440,000	457,826
PG&E Corp.:
5% 7/1/28	1,270,000	1,335,088
5.25% 7/1/30	2,395,000	2,561,932
TerraForm Power Operating LLC 5% 1/31/28 (a)	624,000	689,520
Vistra Operations Co. LLC:
5% 7/31/27 (a)	5,555,000	5,811,919
5.5% 9/1/26 (a)	2,052,000	2,128,950
5.625% 2/15/27 (a)	960,000	1,003,200

TOTAL UTILITIES		31,926,891

TOTAL NONCONVERTIBLE BONDS
(Cost $365,398,922)		378,396,281
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.07% (e)
(Cost $6,521,034)	6,521,668	6,522,973
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $371,919,956)		384,919,254
NET OTHER ASSETS (LIABILITIES) - 0.3%		986,627
NET ASSETS - 100%		$385,905,881

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,839,366 or 64.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,546
Total	$6,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$378,396,281	$--	$378,396,281	$--
Money Market Funds	6,522,973	6,522,973	--	--
Total Investments in Securities:	$384,919,254	$6,522,973	$378,396,281	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
Luxembourg	2.7%
Multi-National	2.2%
Canada	1.9%
United Kingdom	1.9%
Ireland	1.8%
Cayman Islands	1.5%
Netherlands	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $365,398,922)	$378,396,281
Fidelity Central Funds (cost $6,521,034)	6,522,973
Total Investment in Securities (cost $371,919,956)		$384,919,254
Cash		1,602,756
Interest receivable		4,728,996
Distributions receivable from Fidelity Central Funds		647
Total assets		391,251,653
Liabilities
Payable for investments purchased
Regular delivery	$3,527,931
Delayed delivery	1,815,000
Other payables and accrued expenses	2,841
Total liabilities		5,345,772
Net Assets		$385,905,881
Net Assets consist of:
Paid in capital		$359,022,362
Total accumulated earnings (loss)		26,883,519
Net Assets		$385,905,881
Net Asset Value, offering price and redemption price per share ($385,905,881 ÷ 3,879,992 shares)		$99.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$11,889,957
Income from Fidelity Central Funds		6,546
Total income		11,896,503
Expenses
Custodian fees and expenses	$4,717
Independent directors' fees and expenses	1,258
Total expenses before reductions	5,975
Expense reductions	(104)
Total expenses after reductions		5,871
Net investment income (loss)		11,890,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,455,212
Fidelity Central Funds	352
Total net realized gain (loss)		15,455,564
Change in net unrealized appreciation (depreciation) on investment securities		(12,489,901)
Net gain (loss)		2,965,663
Net increase (decrease) in net assets resulting from operations		$14,856,295

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,890,632	$25,784,751
Net realized gain (loss)	15,455,564	6,510,004
Change in net unrealized appreciation (depreciation)	(12,489,901)	3,040,339
Net increase (decrease) in net assets resulting from operations	14,856,295	35,335,094
Distributions to shareholders	(15,962,729)	(31,957,324)
Affiliated share transactions
Proceeds from sales of shares	–	122,681,517
Reinvestment of distributions	15,962,729	31,957,323
Cost of shares redeemed	(160,000,000)	(228,125,762)
Net increase (decrease) in net assets resulting from share transactions	(144,037,271)	(73,486,922)
Total increase (decrease) in net assets	(145,143,705)	(70,109,152)
Net Assets
Beginning of period	531,049,586	601,158,738
End of period	$385,905,881	$531,049,586
Other Information
Shares
Sold	–	1,347,208
Issued in reinvestment of distributions	160,777	321,041
Redeemed	(1,590,906)	(2,235,616)
Net increase (decrease)	(1,430,129)	(567,367)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Specialized High Income Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$100.01	$102.28	$99.83	$104.63	$103.06	$101.49
Income from Investment Operations
Net investment income (loss)A	2.372	5.162	5.368	5.188	5.489	5.682
Net realized and unrealized gain (loss)	.194	(1.042)B	2.981	(2.758)	1.901	1.436
Total from investment operations	2.566	4.120	8.349	2.430	7.390	7.118
Distributions from net investment income	(2.367)	(5.093)	(5.335)	(5.217)	(5.531)	(5.548)
Distributions from net realized gain	(.749)	(1.297)	(.564)	(2.013)	(.289)	–
Total distributions	(3.116)	(6.390)	(5.899)	(7.230)	(5.820)	(5.548)
Net asset value, end of period	$99.46	$100.01	$102.28	$99.83	$104.63	$103.06
Total ReturnC,D	2.61%	4.25%	8.73%	2.42%	7.39%	7.39%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	4.80%H	5.20%	5.42%	5.13%	5.31%	5.75%
Supplemental Data
Net assets, end of period (000 omitted)	$385,906	$531,050	$601,159	$719,197	$768,593	$834,126
Portfolio turnover rateI	85%H	54%	45%J	62%	51%	46%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than $.0005 per share.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, prior period premium and discount on debt securities, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$15,865,716
Gross unrealized depreciation	(2,726,042)
Net unrealized appreciation (depreciation)	$13,139,674
Tax cost	$371,779,580

The Fund elected to defer to its next fiscal year approximately $1,109,736 of capital losses recognized during the period November 1, 2019 to August 31, 2020.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	198,497,375	313,650,334

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Specialized High Income Central Fund	$59

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $31 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $73.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Specialized High Income Central Fund	.0024%
Actual		$1,000.00	$1,026.10	$.01
Hypothetical-C		$1,000.00	$1,024.78	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Specialized High Income Central Fund

At its January 2021 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SHI-SANN-0421
1.820820.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021